UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21582

Madison/Claymore Covered Call Fund

(Exact name of registrant as specified in charter)

2455 Corporate West Drive, Lisle, IL	60532
(Address of principal executive offices)	(Zip code)

Nicholas Dalmaso, Chief Legal and Executive Officer

Madison/Claymore Covered Call Fund

2455 Corporate West Drive, Lisle, IL 60532

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-630-505-3700

Date of fiscal year end: December 31

Date of reporting period: March 31, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

MADISON/CLAYMORE COVERED CALL FUND

Portfolio of Investments

March 31, 2005 (Unaudited)

NUMBER OF SHARES	DESCRIPTION	VALUE
	COMMON STOCKS 96.1%

	Business Services 5.9%

100,000	Cintas Corp.	$4,131,000
150,000	First Data Corp.	5,896,500
153,700	Fiserv, Inc. (a)	6,117,260

		16,144,760

	Consumer Discretionary 25.0%

167,100	American Eagle Outfitters, Inc.	4,937,805
270,000	Bed Bath & Beyond, Inc. (a)	9,865,800
180,000	Best Buy Co., Inc.	9,721,800
85,000	Coach, Inc. (a)	4,813,550
200,000	Family Dollar Stores, Inc.	6,072,000
150,000	Home Depot, Inc.	5,736,000
172,000	Kohl’s Corp. (a)	8,880,360
115,000	Lowe’s Cos., Inc.	6,565,350
180,000	Tiffany & Co.	6,213,600
159,000	Williams-Sonoma, Inc. (a)	5,843,250

		68,649,515

	Consumer Services 2.7%

171,400	Intuit, Inc. (a)	7,502,178

	Exchange Traded Funds 3.7%

280,000	Nasdaq-100 Index Tracking Stock	10,234,000

	Financials 16.8%

150,000	Affiliated Managers Group, Inc. (a)	9,304,500
125,000	Capital One Financial Corp.	9,346,250
113,000	Citigroup, Inc.	5,078,220
173,000	Countrywide Financial Corp.	5,615,580
270,000	MBNA Corp.	6,628,500
12,000	Merrill Lynch & Co., Inc.	679,200
165,000	Morgan Stanley Co.	9,446,250

		46,098,500

NUMBER OF SHARES	DESCRIPTION	VALUE
	Healthcare 17.1%

155,200	Amgen, Inc. (a)	9,034,192
145,000	Biogen Idec, Inc. (a)	5,003,950
231,200	Boston Scientific Corp. (a)	6,771,848
55,000	Community Health Systems, Inc. (a)	1,920,050
59,000	Eli Lilly & Co.	3,073,900
307,800	Health Management Associates, Inc.	8,058,204
110,000	Laboratory Corp. of America Holdings (a)	5,302,000
217,500	Mylan Laboratories, Inc.	3,854,100
144,400	Pfizer, Inc.	3,793,388

		46,811,632

	Insurance 5.5%

140,000	American International Group, Inc.	7,757,400
120,000	MGIC Investment Corp.	7,400,400

		15,157,800

	Software 1.4%

180,000	Check Point Software Technologies Ltd. (Israel) (a)	3,913,200

	Technology 18.0%

220,000	Altera Corp. (a)	4,351,600
350,000	Applied Materials, Inc.	5,687,500
236,000	Cisco Systems, Inc. (a)	4,222,040
350,000	Flextronics International Ltd. (Singapore) (a)	4,214,000
360,000	Hewlett-Packard Co.	7,898,400
407,000	Intel Corp.	9,454,610
56,000	Maxim Integrated Products, Inc.	2,288,720
270,000	Symantec Corp. (a)	5,759,100
100,000	Texas Instruments, Inc.	2,549,000
105,000	Xilinx, Inc.	3,069,150

		49,494,120

	TOTAL LONG TERM INVESTMENTS 96.1% (Cost $263,981,344)	264,005,705

	SHORT-TERM INVESTMENTS 9.7%

	Money Market Funds 0.2%

615,744	AIM Liquid Assets Money Market Fund (Cost $ 615,744)	615,744

	Repurchase Agreement 5.5%

15,048,000	Morgan Stanley Co. (issued 3/31/05, yielding 2.40%; collateralized by $15,650,000 par of U.S. Treasury Notes due 4/15/10; to be sold on 4/1/05 at $15,049,003.) (Cost $15,048,000)	15,048,000

NUMBER OF SHARES	DESCRIPTION	VALUE
	U.S. Government and Agencies 4.0%

10,816,000	U.S. Treasury Note (yielding 2.32%, 04/07/05 maturity) (Cost $10,811,818)	10,811,818

	TOTAL SHORT-TERM INVESTMENTS (Cost $26,475,562)	26,475,562

	TOTAL INVESTMENTS 105.8% (Cost $290,456,906)	290,481,267
	Liabilities in excess of other assets (0.2%)	(452,261)
	Total Value of Options Written (5.6%)	(15,410,405)

	Net Assets 100.0%	$274,618,601

Contracts	CALL OPTIONS WRITTEN (a)	Expiration Date	Exercise Price	Market Value
(100 shares per contract)
635	Affiliated Managers Group, Inc.	June 2005	65.00	73,025
865	Affiliated Managers Group, Inc.	September 2005	65.00	211,925
2,200	Altera Corp.	January 2006	20.00	561,000
1,671	American Eagle Outfitters, Inc.	May 2005	17.50	2,021,910
1,400	American International Group, Inc.	August 2005	65.00	112,000
650	Amgen, Inc.	April 2005	60.00	24,375
450	Amgen, Inc.	July 2005	65.00	29,250
470	Applied Materials, Inc.	April 2005	17.00	5,875
700	Applied Materials, Inc.	April 2005	18.00	3,500
1,930	Applied Materials, Inc.	July 2005	17.00	144,750
400	Applied Materials, Inc.	January 2006	17.50	57,000
1,600	Bed Bath & Beyond, Inc.	May 2005	40.00	48,000
80	Bed Bath & Beyond, Inc.	August 2005	40.00	7,800
1,071	Best Buy Co., Inc.	June 2005	55.00	265,073
729	Best Buy Co., Inc.	September 2005	55.00	277,020
1,450	Biogen Idec, Inc.	October 2005	40.00	308,125
500	Boston Scientific Corp.	May 2005	37.50	3,750
800	Boston Scientific Corp.	August 2005	35.00	34,000
600	Capital One Financial Corp.	September 2005	80.00	180,000
1,400	Check Point Software Technologies Ltd. (Israel)	July 2005	25.00	77,000
200	Check Point Software Technologies Ltd. (Israel)	January 2006	22.50	50,500
860	Cintas Corp.	August 2005	45.00	86,000
576	Cisco Systems, Inc.	July 2005	17.50	70,560
1,384	Cisco Systems, Inc.	October 2005	20.00	89,960
400	Cisco Systems, Inc.	January 2006	17.50	84,000
600	Citigroup, Inc.	June 2005	50.00	7,500
515	Coach, Inc.	May 2005	40.00	867,775

Contracts	CALL OPTIONS WRITTEN (a)	Expiration Date	Exercise Price	Market Value
(100 shares per contract)
335	Coach, Inc.	May 2005	45.00	402,000
550	Community Health Systems, Inc.	June 2005	30.00	297,000
600	Countrywide Financial Corp.	April 2005	35.00	13,500
610	Countrywide Financial Corp.	April 2005	37.50	4,575
240	Countrywide Financial Corp.	October 2005	35.00	64,200
590	Eli Lilly & Co.	April 2005	55.00	16,225
2,000	Family Dollar Stores, Inc.	July 2005	32.50	200,000
200	First Data Corp.	May 2005	45.00	1,500
700	First Data Corp.	August 2005	42.50	78,750
150	Fiserv, Inc.	September 2005	40.00	38,250
2,753	Flextronics International Ltd. (Singapore)	January 2006	12.50	426,715
747	Flextronics International Ltd. (Singapore)	January 2006	15.00	54,157
740	Hewlett-Packard Co.	May 2005	22.50	48,100
960	Hewlett-Packard Co.	August 2005	20.00	259,200
900	Hewlett-Packard Co.	August 2005	22.50	103,500
1,000	Hewlett-Packard Co.	November 2005	20.00	305,000
1,718	Health Management Associates, Inc.	August 2005	22.50	652,840
1,360	Health Management Associates, Inc.	August 2005	25.00	295,800
1,500	Home Depot, Inc.	November 2005	40.00	307,500
300	Intel Corp.	April 2005	22.50	28,500
1,210	Intel Corp.	April 2005	25.00	9,075
2,560	Intel Corp.	July 2005	22.50	448,000
500	Intuit, Inc.	April 2005	40.00	190,000
685	Intuit, Inc.	April 2005	45.00	23,975
529	Intuit, Inc.	July 2005	40.00	261,855
380	Kohl’s Corp.	April 2005	50.00	86,450
600	Kohl’s Corp.	July 2005	45.00	468,000
740	Kohl’s Corp.	July 2005	50.00	303,400
700	Lowe’s Cos., Inc.	April 2005	55.00	166,250
350	Lowe’s Cos., Inc.	April 2005	60.00	2,625
100	Lowe’s Cos., Inc.	October 2005	60.00	24,000
560	Maxim Integrated Products, Inc.	August 2005	40.00	201,600
1,104	MBNA Corp.	June 2005	27.50	19,320
120	Merrill Lynch & Co., Inc.	April 2005	55.00	24,600
900	Morgan Stanley Co.	July 2005	55.00	249,750
750	Morgan Stanley Co.	July 2005	60.00	166,875
1,110	Mylan Laboratories, Inc.	April 2005	17.50	52,725
1,065	Mylan Laboratories, Inc.	July 2005	17.50	117,150
2,800	Nasdaq-100 Index Tracking Stock	June 2005	37.00	315,000
1,200	Pfizer, Inc.	September 2005	25.00	294,000
244	Pfizer, Inc.	September 2005	27.50	27,450
1,000	Symantec Corp.	April 2005	25.00	5,000
1,100	Symantec Corp.	July 2005	22.50	132,000
200	Symantec Corp.	July 2005	27.50	4,000
200	Symantec Corp.	October 2005	22.50	37,500
1,000	Texas Instruments, Inc.	July 2005	22.50	375,000
1,600	Tiffany & Co.	May 2005	30.00	768,000
1,590	Williams-Sonoma, Inc.	May 2005	35.00	385,575
1,050	Xilinx, Inc.	June 2005	27.50	309,750

Contracts	CALL OPTIONS WRITTEN (a)	Expiration Date	Exercise Price	Market Value
(100 shares per contract)
	Total Value of Call Options Written (Premiums received $15,001,541)			14,767,910

	PUT OPTION WRITTEN (a)

1,498	Altera Corp.	January 2006	17.50	190,995

2,600	Flextronics International Ltd. (Singapore)	January 2006	12.50	435,500

800	Tiffany & Co.	May 2005	25.00	4,000

800	Tiffany & Co.	May 2005	30.00	12,000

	Total Value of Put Options Written (Premium received $1,148,027)			642,495

	TOTAL OPTIONS WRITTEN (Premiums received $16,149,568)			$15,410,405

(a)	Non-income producing security.

See previously submitted notes to financial statements for the period ending December 31, 2004.

Country Allocation*
United States	97.2%
Singapore	1.5%
Israel	1.3%

* Based on Total Investments. Subject to change daily.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded, based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that have materially affected or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), exactly as set forth below: Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Madison/Claymore Covered Call Fund

By:	/s/ Nicholas Dalmaso
Nicholas Dalmaso
Chief Legal and Executive Officer

Date:	May 26, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Nicholas Dalmaso
Nicholas Dalmaso
Chief Legal and Executive Officer

Date:	May 26, 2005

By:	/s/ Steven M. Hill
Steven M. Hill
Treasurer and Chief Financial Officer

Date:	May 26, 2005